INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2023	$5,791.8	$25,759.0	$48,675.8	$11,701.9	$91,928.5
Additions	-	461.1	4,947.4	621.3	6,029.8
Disposals or retirements	-	-	(4,289.2)	-	(4,289.2)
Effect of exchange rate changes	4.6	1.3	(17.0)	24.2	13.1

Balance at December 31, 2023	$5,796.4	$26,221.4	$49,317.0	$12,347.4	$93,682.2

Accumulated amortization and impairment

Balance at January 1, 2023	$-	$17,696.4	$38,838.4	$9,394.5	$65,929.3
Additions	-	2,792.4	5,308.1	1,157.7	9,258.2
Disposals or retirements	-	-	(4,289.1)	-	(4,289.1)
Effect of exchange rate changes	-	1.3	(10.7)	26.5	17.1

Balance at December 31, 2023	$-	$20,490.1	$39,846.7	$10,578.7	$70,915.5

Carrying amounts at December 31, 2023	$5,796.4	$5,731.3	$9,470.3	$1,768.7	$22,766.7

Cost

Balance at January 1, 2024	$5,796.4	$26,221.4	$49,317.0	$12,347.4	$93,682.2
Additions	-	2,378.4	9,166.4	977.4	12,522.2
Disposals or retirements	-	(32.5)	(5,235.3)	(210.6)	(5,478.4)
Effect of exchange rate changes	274.5	(0.8)	31.0	19.2	323.9

Balance at December 31, 2024	$6,070.9	$28,566.5	$53,279.1	$13,133.4	$101,049.9

Accumulated amortization and impairment

Balance at January 1, 2024	$-	$20,490.1	$39,846.7	$10,578.7	$70,915.5
Additions	-	2,730.0	5,470.2	985.9	9,186.1
Disposals or retirements	-	(32.5)	(5,235.3)	(102.0)	(5,369.8)
Effect of exchange rate changes	-	(0.8)	19.1	17.3	35.6

Balance at December 31, 2024	$-	$23,186.8	$40,100.7	$11,479.9	$74,767.4

Carrying amounts at December 31, 2024	$6,070.9	$5,379.7	$13,178.4	$1,653.5	$26,282.5
					(Continued)

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2025	$6,070.9	$28,566.5	$53,279.1	$13,133.4	$101,049.9
Additions	-	1,218.1	5,846.7	317.5	7,382.3
Disposals or retirements	-	(82.5)	(667.7)	(74.9)	(825.1)
Effect of exchange rate changes	(179.8)	0.3	(6.7)	(38.9)	(225.1)

Balance at December 31, 2025	$5,891.1	$29,702.4	$58,451.4	$13,337.1	$107,382.0

Accumulated amortization and impairment

Balance at January 1, 2025	$-	$23,186.8	$40,100.7	$11,479.9	$74,767.4
Additions	-	1,408.6	6,447.4	556.4	8,412.4
Disposals or retirements	-	(82.5)	(663.2)	-	(745.7)
Effect of exchange rate changes	-	0.3	(5.4)	0.4	(4.7)

Balance at December 31, 2025	$-	$24,513.2	$45,879.5	$12,036.7	$82,429.4

Carrying amounts at December 31, 2025	$5,891.1	$5,189.2	$12,571.9	$1,300.4	$24,952.6
					(Concluded)
The Company’s goodwill has been tested for impairment at the end of the annual reporting period and the recoverable amount is determined based on the value in use. The value in use was calculated based on the cash flow forecast from the financial budgets covering the future five-year period, and the Company used annual discount rates of 9.3% and 9.5% in its test of impairment as of December 31, 2024 and 2025, respectively, to reflect the relevant specific risk in the cash-generating unit.
For the years ended December 31, 2023, 2024 and 2025, the Company did not recognize any impairment loss on goodwill.